Long-Term Debt - Live Facility (Details) - Live Facility - USD ($)	Mar. 03, 2025	Oct. 14, 2021
Long-Term Debt
Face amount of debt	$ 73,400,000	$ 89,600,000
Final payment	$ 65,900,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Interest margin percentage	2.01%
Minimum liquidity amount	$ 500,000
Minimum liquidity of Partnership	15,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining	1,000,000
Amount of cash	$ 10,000,000
Minimum book equity ratio (percent)	30.00%
Minimum EBITDA to interest ratio	2.5
Maximum market value of vessels as percentage of outstanding loan (in percent)	125.00%